UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2016

Date of reporting period: October 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
OCTOBER 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 88.7%
	Shares	Value
CONSUMER DISCRETIONARY — 11.4%
Asbury Automotive Group (A)*	400	$31,680
Barnes & Noble (A)	2,000	25,980
Bed Bath & Beyond (A)*	2,500	149,075
Carnival (A)	500	27,040
Cooper-Standard Holding *	400	26,016
Creative Learning *	10,000	2,000
Ford Motor (A)	2,000	29,620
Gap (A)(B)	4,000	108,880
General Motors (A)	1,000	34,910
Hanesbrands (A)	4,000	127,760
Honda Motor ADR	2,000	66,260
KB Home	2,500	32,750
Lear (A)	500	62,530
Lennar, Cl A (A)	500	25,035
Murphy USA *	400	24,548
Shoe Carnival (A)	1,000	22,470
Sirius XM Canada Holdings, Cl A	2,400	8,994
Sonic Automotive, Cl A (A)	500	12,470
Tata Motors ADR (A)*	1,000	29,570
TJX (A)	1,500	109,785
Viacom, Cl B (A)	2,000	98,620

		1,055,993

CONSUMER STAPLES — 10.5%
Archer-Daniels-Midland (A)(B)	2,000	91,320
Cal-Maine Foods (A)	500	26,730
Colgate-Palmolive (A)	500	33,175
Diageo ADR (B)	500	57,540
JM Smucker (A)(B)	1,600	187,824
Kimberly-Clark (A)(B)	2,000	239,420
Kroger (A)	2,000	75,600
Liquor Stores NorthA.	1,000	9,173
Mondelez International, Cl A (A)(B)	2,000	92,320
PepsiCo (A)(B)	1,000	102,190
Ten Peaks Coffee	2,000	13,361
Unilever ADR (A)	500	22,225
Village Farms International *	40,000	25,390

		976,268

ENERGY — 13.0%
Antero Resources *	400	9,428
Birchcliff Energy *	8,000	34,873
Canacol Energy *	8,000	18,538
Canadian Natural Resources (A)	3,000	69,660
Carrizo Oil & Gas (A)*	1,000	37,630
Cenovus Energy (B)	2,000	29,820
Chevron	500	45,440
ConocoPhillips (A)(B)	800	42,680
CONSOL Energy	3,000	19,980
Gibson Energy	2,000	26,660

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
OCTOBER 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
ENERGY — continued
Hess	1,000	$56,210
Karoon Gas Australia *	35,000	44,301
Laredo Petroleum (A)*	3,000	34,440
Marathon Oil (A)(B)	3,000	55,140
McCoy Global	6,000	13,582
National Oilwell Varco (A)	500	18,820
NexGen Energy *	30,000	16,748
Painted Pony Petroleum, Cl A*	3,000	10,232
Parkland Fuel	4,000	69,593
Phillips 66 (A)(B)	1,000	89,050
Pine Cliff Energy *	5,000	4,733
Suncor Energy (A)(B)	7,000	208,110
Tesoro (A)	400	42,772
Valero Energy (A)	2,500	164,800
Whiting Petroleum (A)(B)*	1,500	25,845
Xtreme Drilling & Coil Services *	10,000	15,372

		1,204,457

FINANCIALS — 11.5%
A-Mark Precious Metals	2,000	29,000
Bank of America	2,000	33,560
Bank of New York Mellon (B)	1,000	41,650
Berkshire Hathaway, Cl B (B)*	500	68,010
CBOE Holdings (A)(B)	3,000	201,120
Comerica	500	21,700
Discover Financial Services (A)	500	28,110
Element Financial *	1,000	12,932
First Pacific ADR	3,000	10,380
JPMorgan Chase (A)(B)	1,500	96,375
Morgan Stanley (A)	500	16,485
Plaza Retail†	4,000	13,552
Progressive (A)	1,000	33,130
Reinsurance Group of America, Cl A (A)	400	36,096
Sprott	25,000	49,327
SunTrust Banks (A)	500	20,760
Travelers (A)	400	45,156
Wells Fargo (A)(B)	2,000	108,280
Weyerhaeuser†(A)(B)	6,000	175,980
WPT Industrial†	2,000	24,040

		1,065,643

HEALTH CARE — 15.2%
Abbott Laboratories (A)(B)	2,000	89,600
AcelRx Pharmaceuticals *	7,500	29,550
Adocia *	1,000	87,862
Alcobra *	2,000	16,660
Atossa Genetics *	5,000	3,225
Boston Scientific (A)(B)*	10,000	182,800
Cynapsus Therapeutics *	1,500	24,030
Express Scripts Holding (A)*	500	43,190
GlaxoSmithKline ADR (A)(B)	2,000	86,120

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
OCTOBER 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Halyard Health (B)*	500	$14,840
Ignyta *	1,000	10,240
Kamada *	6,000	24,000
Medtronic (A)(B)	1,500	110,880
Merck (A)(B)	3,000	163,980
Moberg Pharma *	5,000	31,018
Novartis ADR (A)	2,000	180,860
Sanofi ADR (A)(B)	4,000	201,360
UnitedHealth Group (A)	200	23,556
Zealand Pharma *	3,000	67,012
Zogenix *	1,000	11,790

		1,402,573

INDUSTRIALS — 7.0%
Ag Growth International	2,000	52,371
Black Diamond Group	2,000	12,863
CH Robinson Worldwide (A)	500	34,690
Delta Air Lines (A)(B)	3,000	152,520
Hertz Global Holdings (A)*	4,000	78,000
Ingersoll-Rand (A)(B)	1,000	59,260
ITT (A)	2,500	98,950
Tyco International (A)(B)	2,500	91,100
Xylem (A)	2,000	72,820

		652,574

INFORMATION TECHNOLOGY — 11.3%
Alphabet, Cl A (A)(B)*	300	221,217
Apple (A)(B)	1,000	119,500
Arrow Electronics (A)*	1,000	54,990
Blackhawk Network Holdings, Cl A (A)*	600	25,548
COM DEV International	5,000	21,400
CUI Global *	6,000	37,560
DataWind *	4,300	8,024
Dolby Laboratories, Cl A (A)(B)	1,500	52,005
Flextronics International (A)(B)*	8,000	91,120
GigOptix *	6,000	14,880
Intuit (A)	1,000	97,430
Iteris *	4,000	9,560
Jabil Circuit (A)	1,000	22,980
Juniper Networks (A)	2,000	62,780
Leidos Holdings	300	15,771
MasterCard, Cl A (A)	1,000	98,990
Opsens *	2,000	1,392
QHR *	5,000	4,779
SYNNEX (A)	400	35,376
Xerox (A)	5,000	46,950

		1,042,252

MATERIALS — 7.8%
Agnico-Eagle Mines (A)(B)	3,000	84,870
Agrium (A)	1,000	93,070
Asanko Gold *	5,000	8,650

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
OCTOBER 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares/ Number of Warrants/ Number of Rights	Value
MATERIALS — continued
CF Industries Holdings (A)	1,000	$50,770
Detour Gold *	5,000	55,598
Dominion Diamond (A)	3,000	31,680
Kirkland Lake Gold *	2,000	8,489
Kraton Performance Polymers *	1,100	22,429
LyondellBasell Industries, Cl A (A)	500	46,455
Nevsun Resources	20,000	60,000
Platinum Group Metals *	15,000	3,640
Polaris Materials *	8,000	10,401
Royal Gold (A)	1,000	47,840
ShawCor	2,000	42,444
Silver Wheaton (A)(B)	8,000	108,720
Stornoway Diamond *	20,000	10,401
Turquoise Hill Resources *	12,000	32,640

		718,097

UTILITIES — 1.0%
Atmos Energy (A)	1,000	63,000
Chesapeake Utilities	500	26,105

		89,105

TOTAL COMMON STOCK (Cost $6,973,671)		8,206,962

REGISTERED INVESTMENT COMPANIES — 2.9%
CLOSED-END FUND — 0.2%
Boulder Growth & Income Fund (Cost $17,230)	2,000	15,800

EXCHANGE TRADED FUNDS — 2.3%
iShares MSCI Japan Small Cap	500	28,885
iShares MSCI Singapore	2,000	22,240
Vanguard FTSE Emerging Markets ETF (A)(B)	4,000	139,360
WisdomTree Japan SmallCap Dividend Fund	500	28,030

TOTAL EXCHANGE TRADED FUNDS (Cost $214,786)		218,515

EXCHANGE TRADED NOTE — 0.4%
PowerShares DB Inverse Japanese Government Bond Futures ETN (Cost $39,485)	2,000	35,000

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $271,501)		269,315

WARRANTS — 0.0%
Stornoway Diamond * Expires 7/8/2016 (Cost $1,026)	10,000	344

RIGHTS — 0.0%
Synergetics CVR * (Cost $—)	4,000	—

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
OCTOBER 31, 2015
(Unaudited)

SHORT-TERM INVESTMENT — 1.7%
	Shares	Value
Fidelity Institutional Money Market Funds - Money Market Portfolio, Cl I, 0.040% (B)(C) (Cost $158,729)	158,729	$158,729

TOTAL INVESTMENTS — 93.3% (Cost $7,404,927)‡‡		$8,635,350

SECURITIES SOLD SHORT
COMMON STOCK — (20.6)%
CONSUMER DISCRETIONARY — (3.7)%
Container Store Group *	(1,000)	(11,410)
Five Below (A)*	(1,800)	(61,812)
Houghton Mifflin Harcourt *	(1,000)	(19,590)
lululemon athletica *	(1,400)	(68,838)
Polaris Industries (A)	(200)	(22,468)
Rave Restaurant Group *	(2,000)	(15,940)
ReachLocal *	(2,000)	(2,880)
Sonic	(2,000)	(57,080)
Under Armour, Cl A (A)*	(500)	(47,540)
Zoe’s Kitchen (A)*	(1,000)	(34,430)

		(341,988)

CONSUMER STAPLES — (0.7)%
Castle Brands *	(10,000)	(13,000)
Freshpet (A)*	(5,000)	(48,750)

		(61,750)

ENERGY — (0.6)%
CHC Group *	(5,000)	(1,612)
Dawson Geophysical *	(4,000)	(13,000)
Gulf Island Fabrication	(2,000)	(20,220)
Nordic American Offshore	(3,000)	(18,090)

		(52,922)

HEALTH CARE — (5.2)%
Ardelyx *	(500)	(8,190)
BioDelivery Sciences International *	(2,000)	(10,760)
Bovie Medical *	(1,000)	(1,900)
Cardiovascular Systems *	(1,000)	(13,700)
Cepheid (A)*	(1,500)	(50,100)
ExamWorks Group (A)*	(1,000)	(28,240)
GenMark Diagnostics *	(1,560)	(9,922)
HealthStream *	(1,000)	(23,810)
HeartWare International (A)*	(400)	(17,276)
Illumina (A)*	(200)	(28,656)
Intersect ENT *	(1,500)	(28,740)
Intrexon *	(1,000)	(33,600)
Intuitive Surgical (A)*	(100)	(49,660)
Medidata Solutions *	(500)	(21,500)
Neogen *	(800)	(43,240)
NewLink Genetics *	(600)	(22,962)
Novadaq Technologies *	(2,000)	(26,100)
Oxford Immunotec Global *	(400)	(5,016)
Peregrine Pharmaceuticals *	(4,000)	(4,480)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
OCTOBER 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Streamline Health Solutions *	(5,000)	$(9,750)
Teligent *	(3,000)	(21,810)
Veeva Systems, Cl A *	(400)	(10,148)
Veracyte *	(2,000)	(13,020)

		(482,580)

INDUSTRIALS — (1.6)%
Advisory Board *	(500)	(21,915)
Fastenal (A)	(2,000)	(78,320)
Proto Labs *	(400)	(25,936)
Raven Industries	(1,000)	(18,210)
Sunrun *	(500)	(3,705)

		(148,086)

INFORMATION TECHNOLOGY — (7.5)%
Advanced Micro Devices *	(4,000)	(8,480)
Autodesk *	(400)	(22,076)
Barracuda Networks (A)*	(1,000)	(19,180)
Box, Cl A (A)*	(2,000)	(24,960)
ChannelAdvisor *	(2,000)	(17,440)
Code Rebel *	(1,000)	(4,970)
FireEye *	(800)	(20,920)
Gogo *	(2,800)	(39,564)
Guidance Software *	(2,000)	(11,280)
Identiv *	(3,000)	(7,710)
Infoblox *	(1,500)	(24,465)
Interactive Intelligence Group *	(2,000)	(64,680)
Internap *	(1,500)	(10,140)
LivePerson (A)*	(4,000)	(31,200)
MobileIron *	(5,000)	(19,300)
NetSuite *	(500)	(42,535)
OPOWER *	(3,000)	(28,950)
Paycom Software (A)*	(1,500)	(57,015)
PROS Holdings *	(500)	(12,010)
Rackspace Hosting (A)*	(1,000)	(25,850)
Seachange International *	(2,000)	(12,940)
Shutterstock (A)*	(1,000)	(28,480)
Varonis Systems *	(4,000)	(63,880)
VMware, Cl A (A)*	(200)	(12,030)
WidePoint *	(10,000)	(8,800)
Xactly *	(4,000)	(37,200)
Zendesk *	(2,000)	(40,240)

		(696,295)

MATERIALS — (0.1)%
AK Steel Holding *	(4,000)	(11,560)

TELECOMMUNICATION SERVICES — (1.0)%
Boingo Wireless *	(6,000)	(46,380)
Cogent Communications Holdings	(800)	(24,576)
Towerstream *	(15,000)	(11,940)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
OCTOBER 31, 2015
(Unaudited)

COMMON STOCK — continued
	Share/ Contracts	Value
Windstream Holdings	(1,000)	$(6,510)

		(89,406)

UTILITIES — (0.2)%
Connecticut Water Service	(500)	(18,405)

TOTAL COMMON STOCK (Proceeds $1,876,330)		(1,902,992)

TOTAL SECURITIES SOLD SHORT— (20.6)% (Proceeds $1,876,330)††		$(1,902,992)

PURCHASED OPTIONS — 3.8%‡*
Call
Allied New Gold Call
Expires 1/16/2016, Strike Price $3.00	250	—
Barrick Gold Call
Expires 1/16/2016, Strike Price $10.00	15	270
Denbury Resources Call
Expires 1/16/2016, Strike Price $10.00	30	60
Expires 1/21/2017, Strike Price $5.00	44	2,860
Expires 1/21/2017, Strike Price $8.00	40	1,000
Goldcorp Call
Expires 1/16/2016, Strike Price $18.00	20	280
Royal Gold Call
Expires 1/20/2018, Strike Price $50.00	5	5,000
Silver Wheaton Call
Expires 1/21/2017, Strike Price $10.00	16	7,840

		17,310

Put
Akorn Put
Expires 12/19/2015, Strike Price $40.00	5	6,600
athenahealth Put
Expires 1/16/2016, Strike Price $135.00	4	1,480
Cerus Put
Expires 11/21/2015, Strike Price $5.00	25	1,125
Cheniere Energy Put
Expires 1/16/2016, Strike Price $40.00	5	575
Direxion Daily Semicondct Bull 3X Put
Expires 1/16/2016, Strike Price $80.00	20	7,200
Direxion Daily Small Cap Bull 3X Put
Expires 1/16/2016, Strike Price $49.52	2	288
Expires 1/16/2016, Strike Price $74.52	22	19,800
Expires 1/16/2016, Strike Price $79.52	16	18,960
Expires 1/16/2016, Strike Price $84.52	2	3,120
Direxion Daily Small Capital Bull 3X Shares Put
Expires 1/16/2016, Strike Price $70.00	20	14,800
eGain Put
Expires 11/21/2015, Strike Price $5.00	30	150
Facebook Put
Expires 1/16/2016, Strike Price $50.00	5	20
Financial Select Sector SPDR Fund Put
Expires 1/16/2016, Strike Price $25.00	45	5,670
FleetCor Technologies Put
Expires 5/21/2016, Strike Price $145.00	5	5,650
Fuelcell Energy Put
Expires 1/16/2016, Strike Price $2.50	1	160
GoPro Put
Expires 1/21/2017, Strike Price $35.00	5	7,100
Netflix Put
Expires 1/21/2017, Strike Price $30.00	70	6,300

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
OCTOBER 31, 2015
(Unaudited)

PURCHASED OPTIONS‡* — continued
	Contracts	Value
Nimble Storage Put
Expires 5/21/2016, Strike Price $25.00	10	$4,300
Plug Power Put
Expires 1/16/2016, Strike Price $10.00	10	7,650
Expires 1/16/2016, Strike Price $12.00	10	9,600
PowerShares QQQ Trust, Series 1 Put
Expires 1/16/2016, Strike Price $85.00	20	260
ProShares Ultra QQQ Put
Expires 1/16/2016, Strike Price $100.00	20	220
Expires 1/16/2016, Strike Price $135.00	40	5,600
Expires 1/16/2016, Strike Price $140.00	40	6,080
ProShares Ultra S&P500 Put
Expires 1/16/2016, Strike Price $110.00	40	2,840
Expires 1/16/2016, Strike Price $120.00	40	5,880
Expires 1/16/2016, Strike Price $125.00	20	4,120
Expires 1/16/2016, Strike Price $130.00	75	21,975
Expires 1/16/2016, Strike Price $135.00	30	12,600
ProShares UltraPro QQQ Put
Expires 1/16/2016, Strike Price $110.00	5	3,450
Expires 1/21/2017, Strike Price $75.00	10	9,300
Salesforce.com Put
Expires 1/16/2016, Strike Price $35.00	50	50
Expires 1/16/2016, Strike Price $50.00	10	140
Scientific Games Put
Expires 4/16/2016, Strike Price $12.00	30	8,250
SolarCity Put
Expires 1/16/2016, Strike Price $35.00	5	3,670
Expires 1/16/2016, Strike Price $40.00	10	11,500
SPDR S&P 500 ETF Trust Put
Expires 1/16/2016, Strike Price $90.00	4	512
Spectrum Pharmaceuticals Put
Expires 11/21/2015, Strike Price $5.00	50	1,250
Splunk Put
Expires 1/21/2017, Strike Price $60.00	15	16,950
Tableau Software Put
Expires 1/21/2017, Strike Price $60.00	10	5,300
Expires 1/21/2017, Strike Price $65.00	5	3,450
Expires 1/21/2017, Strike Price $70.00	5	4,700
Tesla Motors Put
Expires 1/16/2016, Strike Price $110.00	2	46
Expires 1/16/2016, Strike Price $150.00	10	2,370
Expires 1/16/2016, Strike Price $180.00	8	5,768
Expires 1/21/2017, Strike Price $220.00	4	18,160
Expires 1/21/2017, Strike Price $230.00	8	41,160
Trimble Navigation Put
Expires 2/20/2016, Strike Price $15.00	5	50
TripAdvisor Put
Expires 1/16/2016, Strike Price $60.00	5	100
Expires 1/16/2016, Strike Price $70.00	15	1,725
Expires 1/21/2017, Strike Price $70.00	5	3,150
Twitter Put
Expires 12/19/2015, Strike Price $32.00	5	2,100
Under Armour Put
Expires 1/20/2018, Strike Price $115.00	2	6,020
Workday Put
Expires 1/16/2016, Strike Price $65.00	20	2,200
Expires 1/16/2016, Strike Price $70.00	4	800
Expires 1/16/2016, Strike Price $75.00	8	2,816

		335,110

TOTAL PURCHASED OPTIONS (Cost $900,827)		$352,420

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
OCTOBER 31, 2015
(Unaudited)

WRITTEN OPTIONS — (2.1)%‡*
	Contracts	Value
Put
Barracuda Networks Put
Expires 1/16/2016, Strike Price $17.50	(10)	$(1,350)
Box Put
Expires 11/21/2015, Strike Price $11.00	(10)	(200)
Expires 12/19/2015, Strike Price $10.00	(10)	(350)
Cepheid Put
Expires 12/19/2015, Strike Price $35.00	(15)	(6,000)
ExamWorks Group Put
Expires 12/19/2015, Strike Price $30.00	(10)	(3,000)
Fastenal Put
Expires 11/21/2015, Strike Price $38.00	(10)	(400)
Five Below Put
Expires 1/16/2016, Strike Price $31.00	(15)	(2,025)
Freshpet Put
Expires 11/21/2015, Strike Price $10.00	(50)	(4,000)
HeartWare International Put
Expires 12/19/2015, Strike Price $55.00	(4)	(6,080)
Illumina Put
Expires 11/21/2015, Strike Price $145.00	(2)	(1,340)
Intuitive Surgical Put
Expires 11/21/2015, Strike Price $465.00	(1)	(360)
LivePerson Put
Expires 11/21/2015, Strike Price $7.50	(40)	(1,600)
Paycom Software Put
Expires 11/21/2015, Strike Price $35.00	(5)	(725)
Expires 2/20/2016, Strike Price $30.00	(5)	(975)
Polaris Industries Put
Expires 12/19/2015, Strike Price $110.00	(2)	(780)
Rackspace Hosting Put
Expires 11/21/2015, Strike Price $26.00	(10)	(2,000)
Shutterstock Put
Expires 11/21/2015, Strike Price $30.00	(10)	(2,850)
Under Armour Put
Expires 11/21/2015, Strike Price $82.50	(5)	(125)
VMware Put
Expires 12/19/2015, Strike Price $58.50	(2)	(470)
Zoe’s Kitchen Put
Expires 12/19/2015, Strike Price $25.00	(5)	(625)

		(35,255)

Call
Abbott Laboratories Call
Expires 11/21/2015, Strike Price $55.00	(10)	(50)
Expires 12/19/2015, Strike Price $46.00	(10)	(910)
Expires 1/16/2016, Strike Price $45.00	(10)	(1,650)
Agnico Eagle Mines Call
Expires 11/21/2015, Strike Price $29.00	(15)	(1,740)
Expires 12/19/2015, Strike Price $34.00	(15)	(975)
Agrium Call
Expires 11/21/2015, Strike Price $95.00	(10)	(2,000)
Alphabet Call
Expires 11/21/2015, Strike Price $725.00	(3)	(2,460)
Apple Call
Expires 11/21/2015, Strike Price $125.00	(5)	(310)
Expires 12/19/2015, Strike Price $120.00	(5)	(1,825)
Archer-Daniels-Midland Call
Expires 12/19/2015, Strike Price $48.00	(10)	(490)
Expires 1/16/2016, Strike Price $49.00	(10)	(510)
Arrow Electronics Call
Expires 11/21/2015, Strike Price $60.00	(5)	(150)
Expires 12/19/2015, Strike Price $57.50	(5)	(500)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
OCTOBER 31, 2015
(Unaudited)

WRITTEN OPTIONS‡* — continued
	Contracts	Value
Asbury Automotive Group Call
Expires 11/21/2015, Strike Price $85.00	(4)	$(320)
Atmos Energy Call
Expires 11/21/2015, Strike Price $60.00	(5)	(1,900)
Barnes & Noble Call
Expires 12/19/2015, Strike Price $13.00	(10)	(800)
Expires 1/16/2016, Strike Price $13.00	(10)	(950)
Bed Bath & Beyond Call
Expires 11/21/2015, Strike Price $60.00	(15)	(1,290)
Expires 1/16/2016, Strike Price $65.00	(10)	(930)
Blackhawk Network Holdings Call
Expires 11/21/2015, Strike Price $45.00	(6)	(210)
Boston Scientific Call
Expires 11/21/2015, Strike Price $19.00	(20)	(320)
Expires 12/19/2015, Strike Price $18.00	(10)	(830)
Expires 1/16/2016, Strike Price $18.00	(10)	(1,050)
Expires 2/20/2016, Strike Price $18.00	(10)	(1,320)
Expires 2/20/2016, Strike Price $19.00	(10)	(810)
Cal-Maine Foods Call
Expires 11/21/2015, Strike Price $60.00	(5)	(170)
Canadian Natural Resources Call
Expires 12/19/2015, Strike Price $28.00	(10)	(200)
Carnival Call
Expires 1/16/2016, Strike Price $55.00	(5)	(925)
Carrizo Oil & Gas Call
Expires 11/21/2015, Strike Price $45.00	(10)	(250)
CBOE Holdings Call
Expires 11/21/2015, Strike Price $67.50	(15)	(1,275)
Expires 12/19/2015, Strike Price $67.50	(15)	(2,175)
CF Industries Holdings Call
Expires 11/21/2015, Strike Price $65.00	(10)	(60)
Expires 1/16/2016, Strike Price $60.00	(10)	(870)
CH Robinson Worldwide Call
Expires 11/21/2015, Strike Price $72.50	(5)	(125)
Colgate-Palmolive Call
Expires 11/21/2015, Strike Price $65.00	(5)	(1,175)
ConocoPhillips Call
Expires 1/16/2016, Strike Price $55.00	(8)	(1,800)
Delta Air Lines Call
Expires 11/21/2015, Strike Price $50.00	(5)	(925)
Expires 12/19/2015, Strike Price $55.00	(10)	(680)
Expires 1/16/2016, Strike Price $55.00	(20)	(2,300)
Discover Financial Services Call
Expires 11/21/2015, Strike Price $55.00	(5)	(840)
Dolby Laboratories Call
Expires 3/19/2016, Strike Price $35.00	(15)	(2,925)
Dominion Diamond Call
Expires 11/21/2015, Strike Price $17.50	(30)	(150)
Energy XXI Call
Expires 6/18/2016, Strike Price $3.00	(22)	(880)
Express Scripts Holding Call
Expires 11/21/2015, Strike Price $87.50	(5)	(935)
Flextronics International Call
Expires 1/16/2016, Strike Price $12.00	(80)	(2,800)
Ford Motor Call
Expires 12/19/2015, Strike Price $16.00	(20)	(240)
Gap Call
Expires 11/21/2015, Strike Price $27.50	(5)	(400)
Expires 11/21/2015, Strike Price $29.50	(20)	(260)
Expires 11/21/2015, Strike Price $30.00	(20)	(240)
Expires 12/19/2015, Strike Price $29.00	(10)	(580)
Expires 1/16/2016, Strike Price $30.00	(5)	(245)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
OCTOBER 31, 2015
(Unaudited)

WRITTEN OPTIONS‡* — continued
	Contracts	Value
General Motors Call
Expires 1/16/2016, Strike Price $36.00	(10)	$(980)
GlaxoSmithKline Call
Expires 11/21/2015, Strike Price $45.00	(20)	(400)
Expires 12/19/2015, Strike Price $45.00	(10)	(450)
Hanesbrands Call
Expires 11/21/2015, Strike Price $31.00	(20)	(2,660)
Expires 12/19/2015, Strike Price $30.00	(10)	(1,750)
Expires 1/16/2016, Strike Price $32.00	(10)	(1,360)
Hertz Global Holdings Call
Expires 11/21/2015, Strike Price $20.00	(20)	(1,300)
Ingersoll-Rand Call
Expires 1/16/2016, Strike Price $60.00	(10)	(1,920)
Intuit Call
Expires 1/16/2016, Strike Price $105.00	(10)	(1,430)
ITT Call
Expires 12/19/2015, Strike Price $40.00	(13)	(1,937)
Expires 1/16/2016, Strike Price $40.00	(12)	(2,280)
Jabil Circuit Call
Expires 12/19/2015, Strike Price $23.00	(10)	(1,330)
JM Smucker Call
Expires 11/21/2015, Strike Price $120.00	(8)	(960)
Expires 12/19/2015, Strike Price $120.00	(4)	(840)
Expires 1/16/2016, Strike Price $125.00	(4)	(500)
JPMorgan Chase Call
Expires 11/21/2015, Strike Price $67.50	(10)	(160)
Expires 12/19/2015, Strike Price $66.00	(5)	(385)
Juniper Networks Call
Expires 11/21/2015, Strike Price $30.00	(20)	(3,520)
Kimberly-Clark Call
Expires 1/16/2016, Strike Price $120.00	(10)	(3,950)
Expires 1/16/2016, Strike Price $125.00	(10)	(1,600)
Kroger Call
Expires 11/21/2015, Strike Price $37.50	(20)	(2,020)
Laredo Petroleum Call
Expires 11/21/2015, Strike Price $11.00	(10)	(1,300)
Expires 1/16/2016, Strike Price $12.00	(10)	(1,200)
Lear Call
Expires 11/21/2015, Strike Price $120.00	(5)	(3,600)
Lennar Call
Expires 11/21/2015, Strike Price $50.00	(5)	(750)
LyondellBasell Industries Call
Expires 11/21/2015, Strike Price $95.00	(5)	(650)
Marathon Oil Call
Expires 11/21/2015, Strike Price $17.00	(15)	(2,085)
MasterCard Call
Expires 12/19/2015, Strike Price $100.00	(10)	(2,250)
Medtronic Call
Expires 2/20/2016, Strike Price $77.50	(15)	(2,775)
Merck Call
Expires 12/19/2015, Strike Price $55.00	(15)	(1,995)
Expires 1/16/2016, Strike Price $57.50	(15)	(1,095)
Mondelez International Call
Expires 11/21/2015, Strike Price $47.00	(20)	(1,500)
Morgan Stanley Call
Expires 11/21/2015, Strike Price $34.00	(5)	(180)
National Oilwell Varco Call
Expires 11/21/2015, Strike Price $38.00	(5)	(675)
Expires 11/21/2015, Strike Price $40.00	(5)	(35)
Novartis Call
Expires 11/21/2015, Strike Price $100.00	(10)	(250)
Expires 12/19/2015, Strike Price $97.50	(5)	(325)
Expires 1/16/2016, Strike Price $105.00	(10)	(350)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
OCTOBER 31, 2015
(Unaudited)

WRITTEN OPTIONS‡* — continued
	Contracts	Value
PepsiCo Call
Expires 1/16/2016, Strike Price $100.00	(10)	$(3,800)
Phillips 66 Call
Expires 11/21/2015, Strike Price $85.00	(4)	(1,920)
Expires 1/16/2016, Strike Price $90.00	(6)	(2,256)
Progressive Call
Expires 2/20/2016, Strike Price $34.00	(10)	(880)
Reinsurance Group of America Call
Expires 11/21/2015, Strike Price $95.00	(4)	(140)
Royal Gold Call
Expires 11/21/2015, Strike Price $55.00	(10)	(200)
Sanofi Call
Expires 11/21/2015, Strike Price $50.00	(20)	(2,640)
Expires 12/19/2015, Strike Price $50.00	(5)	(1,000)
Expires 12/19/2015, Strike Price $60.00	(10)	(200)
Expires 3/19/2016, Strike Price $55.00	(5)	(600)
Shoe Carnival Call
Expires 12/19/2015, Strike Price $25.00	(10)	(2,500)
Silver Wheaton Call
Expires 12/19/2015, Strike Price $15.00	(5)	(270)
Expires 12/19/2015, Strike Price $16.00	(10)	(310)
Expires 1/16/2016, Strike Price $16.00	(20)	(1,000)
Sonic Automotive Call
Expires 2/20/2016, Strike Price $25.00	(5)	(555)
Suncor Energy Call
Expires 11/21/2015, Strike Price $29.00	(10)	(1,340)
Expires 12/19/2015, Strike Price $30.00	(10)	(1,010)
Expires 12/19/2015, Strike Price $31.00	(10)	(510)
Expires 1/16/2016, Strike Price $32.00	(10)	(550)
Expires 3/19/2016, Strike Price $30.00	(10)	(1,780)
Expires 3/19/2016, Strike Price $31.00	(10)	(1,180)
Expires 3/19/2016, Strike Price $32.00	(10)	(920)
SunTrust Banks Call
Expires 11/21/2015, Strike Price $41.00	(5)	(585)
SYNNEX Call
Expires 11/21/2015, Strike Price $90.00	(4)	(680)
Tata Motors Call
Expires 11/21/2015, Strike Price $29.00	(10)	(1,650)
Tesoro Call
Expires 1/16/2016, Strike Price $105.00	(4)	(2,900)
TJX Call
Expires 11/21/2015, Strike Price $75.00	(15)	(1,560)
Travelers Call
Expires 12/19/2015, Strike Price $115.00	(4)	(576)
Tyco International Call
Expires 12/19/2015, Strike Price $38.00	(15)	(885)
Expires 1/16/2016, Strike Price $39.00	(10)	(500)
Unilever Call
Expires 2/20/2016, Strike Price $45.00	(5)	(850)
UnitedHealth Group Call
Expires 11/21/2015, Strike Price $120.00	(2)	(424)
Valero Energy Call
Expires 11/21/2015, Strike Price $67.50	(5)	(580)
Expires 12/19/2015, Strike Price $67.50	(5)	(925)
Expires 12/19/2015, Strike Price $72.50	(5)	(275)
Expires 1/16/2016, Strike Price $70.00	(5)	(805)
Vanguard FTSE Emerging Markets ETF Call
Expires 11/21/2015, Strike Price $36.00	(10)	(300)
Expires 12/19/2015, Strike Price $36.00	(10)	(700)
Expires 1/16/2016, Strike Price $37.00	(10)	(850)
Expires 3/19/2016, Strike Price $39.00	(5)	(350)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
OCTOBER 31, 2015
(Unaudited)

WRITTEN OPTIONS‡* — continued
	Contracts	Value
Viacom Call
Expires 11/21/2015, Strike Price $47.50	(10)	$(3,010)
Expires 11/21/2015, Strike Price $50.00	(10)	(1,400)
Wells Fargo Call
Expires 11/21/2015, Strike Price $55.00	(10)	(400)
Expires 12/19/2015, Strike Price $55.00	(10)	(860)
Weyerhaeuser Call
Expires 11/21/2015, Strike Price $29.00	(15)	(975)
Expires 1/16/2016, Strike Price $29.00	(15)	(1,950)
Expires 1/16/2016, Strike Price $30.00	(30)	(2,250)
Whiting Petroleum Call
Expires 11/21/2015, Strike Price $19.00	(10)	(950)
Expires 12/19/2015, Strike Price $23.00	(5)	(235)
Xerox Call
Expires 11/21/2015, Strike Price $11.00	(50)	(250)
Xylem Call
Expires 1/16/2016, Strike Price $35.00	(10)	(2,650)
Expires 1/16/2016, Strike Price $40.00	(10)	(600)
Zogenix Call
Expires 12/19/2015, Strike Price $18.00	(10)	(4,800)

		(161,758)

TOTAL WRITTEN OPTIONS (Premiums Received $180,160)		$(197,013)

Percentages are based on Net Assets of $9,251,460.

*	Non-income producing security.
†	Real Estate Investment Trust.
(A)	Underlying security for a written/purchased option.
(B)	All or a portion of the shares have been committed as collateral for open short positions.
(C)	The rate reported is the 7-day effective yield as of October 31, 2015.
‡‡	At October 31, 2015, the tax basis cost of the Fund’s investments, excluding purchased options, written options and securities sold short, was $7,404,927, and the unrealized appreciation and depreciation were $2,068,937 and $(838,514) respectively.
††	At October 31, 2015, the tax basis proceeds of the Fund’s securities sold short, was $1,876,330, and the unrealized appreciation and depreciation were $131,900 and $(158,562) respectively.
‡	During the period ended October 31, 2015, the total amount of all open purchased options and written options, as presented in the Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

Amounts designated as “—” are $0.

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$8,206,962	$—	$—	$8,206,962
Registered Investment Companies	269,315	—	—	269,315
Warrants	—	344	—	344
Rights	—	—	—	—
Short-Term Investment	158,729	—	—	158,729
Purchased Equity Options	352,420	—	—	352,420

Total Assets	$8,987,426	$344	$—	$8,987,770

	Level 1	Level 2	Level 3	Total
Liabilities
Common Stock	$(1,902,992)	$—	$—	$(1,902,992)
Written Equity Options	(197,013)	—	—	(197,013)

Total Liabilities	$(2,100,005)	$—	$—	$(2,100,005)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
OCTOBER 31, 2015
(Unaudited)

During the period ended October 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended October 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

GRT-QH-002-1000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 23, 2015